Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
Crude oil and natural gas	$ 472	$ 432
Materials and supplies	554	575
Inventory Net	$ 1,026	$ 1,007